Business Combinations - Additional Information (Detail)				12 Months Ended
	Dec. 15, 2017 JPY (¥)	Jul. 24, 2017 JPY (¥)	Feb. 29, 2016 JPY (¥)	Dec. 31, 2018 JPY (¥)	Dec. 31, 2017 JPY (¥)	Dec. 31, 2016 JPY (¥)
Disclosure of detailed information about business combination [line items]
Goodwill				¥ 17,095,000,000	¥ 16,767,000,000	¥ 3,400,000,000
Number of additional significant business combinations completed				0	0
M.T. Burn Corporation [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting shares acquired			50.50%
Goodwill			¥ 416,000,000
Goodwill expected to be deductible for income tax purposes			0
Revenues						252,000,000
(Loss)/profit for the year from continuing operations						(1,305,000,000)
Revenue as if acquisitions occurred at beginning of period						140,841,000,000
Profit (loss) as if acquisitions occurred at beginning of period						¥ 9,076,000,000
Acquisition related transaction costs			5,000,000
M.T. Burn Corporation [Member] | Fair value [Member]
Disclosure of detailed information about business combination [line items]
Fair value of trade receivables			83,000,000
Goodwill			¥ 416,000,000
Next floor group [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting shares acquired		51.00%
Goodwill		¥ 3,154,000,000
Goodwill expected to be deductible for income tax purposes		0
Revenues					¥ 1,058,000,000
(Loss)/profit for the year from continuing operations					(947,000,000)
Acquisition related transaction costs		18,000,000
Loan receivables		1,976,000,000
Next floor group [member] | Fair value [Member]
Disclosure of detailed information about business combination [line items]
Fair value of trade receivables		335,000,000
Goodwill		¥ 3,154,000,000
Five Inc [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting shares acquired	100.00%
Goodwill	¥ 4,996,000,000
Goodwill expected to be deductible for income tax purposes	0
Revenues					68,000,000
(Loss)/profit for the year from continuing operations					(4,000,000)
Acquisition related transaction costs	11,000,000
Five Inc [member] | Fair value [Member]
Disclosure of detailed information about business combination [line items]
Fair value of trade receivables	306,000,000
Goodwill	¥ 4,996,000,000
Next Floor Group And Five [member]
Disclosure of detailed information about business combination [line items]
Revenue as if acquisitions occurred at beginning of period					168,915,000,000
Profit (loss) as if acquisitions occurred at beginning of period					¥ 6,701,000,000